Note 6 - Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Cash, Cash Equivalents and Investments [Table Text Block]
	December 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$25,028	$-	$-	$25,028

Available-for-sale securities
Government bonds	1,610	3	-	1,613
Corporate bonds	1,519	-	(2)	1,517
Agency bonds	5,448	2	(2)	5,448

	$33,605	$5	$(4)	$33,606
	December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$60,656	$-	$-	$60,656

Available-for-sale securities
Government bonds	1,631	4	-	1,635
Corporate bonds	500	-	-	500
Agency bonds	6,633	7	(4)	6,636

	$69,420	$11	$(4)	$69,427

Investments Classified by Contractual Maturity Date [Table Text Block]
	December 31, 2013
	Cost	Fair Value
Time deposits
Due within one year	$25,024	$25,024
Due after two years	4	4
	25,028	25,028

Available-for-sale securities
Due within one year	8,577	8,578

	$33,605	$33,606
	December 31, 2012
	Cost	Fair Value
Time deposits
Due within one year	$60,628	$60,628
Due after one year through two years	28	28
	60,656	60,656

Available-for-sale securities
Due within one year	5,597	5,604
Due after one year through two years	3,167	3,167
	8,764	8,771

	$69,420	$69,427

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2013
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Government bonds	$500	$-	$-	$-	$500	$-
Corporate bonds	1,517	2	-	-	1,517	2
Agency bonds	2,830	2	-	-	2,830	2

	$4,847	$4	$-	$-	$4,847	$4
	December 31, 2012
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Agency bonds	$3,229	$4	$-	$-	$3,229	$4